Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–62.93%
Aerospace & Defense–1.20%
RTX Corp.	53,585	$10,336,547
Textron, Inc.	71,213	6,235,410
		16,571,957
Air Freight & Logistics–1.09%
FedEx Corp.	42,137	15,008,357
Asset Management & Custody Banks–0.66%
KKR & Co., Inc., Class A	97,575	9,025,687
Automobile Manufacturers–0.77%
General Motors Co.	142,888	10,645,156
Biotechnology–0.79%
Regeneron Pharmaceuticals, Inc.	14,170	10,948,309
Broadline Retail–1.86%
Amazon.com, Inc.(b)	123,136	25,645,535
Building Products–1.38%
Johnson Controls International PLC	145,309	19,028,213
Communications Equipment–0.68%
Cisco Systems, Inc.	120,934	9,383,269
Consumer Finance–0.45%
Capital One Financial Corp.	34,211	6,241,113
Diversified Banks–4.50%
Bank of America Corp.	476,738	23,240,978
PNC Financial Services Group, Inc. (The)	60,383	12,565,098
Wells Fargo & Co.	329,261	26,212,468
		62,018,544
Electric Utilities–2.23%
American Electric Power Co., Inc.	61,290	8,033,893
FirstEnergy Corp.	152,329	7,716,987
PPL Corp.	390,140	14,903,348
		30,654,228
Electrical Components & Equipment–1.54%
Emerson Electric Co.	79,537	10,420,938
Vertiv Holdings Co., Class A	43,257	10,839,339
		21,260,277
Electronic Components–1.05%
Coherent Corp.(b)	60,986	14,527,475
Fertilizers & Agricultural Chemicals–0.63%
Corteva, Inc.	103,563	8,669,259
Food Distributors–2.27%
Sysco Corp.	190,663	13,599,992
US Foods Holding Corp.(b)	191,318	17,641,433
		31,241,425
Shares		Value
Footwear–0.85%
NIKE, Inc., Class B	221,879	$11,719,649
Health Care Equipment–1.55%
Becton, Dickinson and Co.	57,192	8,992,298
Medtronic PLC	143,093	12,399,009
		21,391,307
Health Care REITs–0.41%
Alexandria Real Estate Equities, Inc.(c)	122,092	5,667,511
Health Care Services–0.81%
CVS Health Corp.	155,882	11,195,445
Industrial Machinery & Supplies & Components–1.98%
Fortive Corp.	183,949	10,168,701
Parker-Hannifin Corp.	19,161	17,153,693
		27,322,394
Insurance Brokers–1.07%
Willis Towers Watson PLC	50,860	14,785,002
Integrated Oil & Gas–3.89%
Chevron Corp.	85,577	17,705,881
Exxon Mobil Corp.	88,606	15,032,894
Shell PLC (United Kingdom)	254,467	11,785,654
Suncor Energy, Inc. (Canada)	136,990	9,060,779
		53,585,208
Interactive Media & Services–2.63%
Alphabet, Inc., Class A	84,163	24,201,912
Meta Platforms, Inc., Class A	20,974	11,999,855
		36,201,767
Investment Banking & Brokerage–2.10%
Charles Schwab Corp. (The)	196,815	18,496,673
Goldman Sachs Group, Inc. (The)	12,317	10,420,059
		28,916,732
IT Consulting & Other Services–0.43%
Cognizant Technology Solutions Corp., Class A	97,444	5,978,189
Life Sciences Tools & Services–1.00%
IQVIA Holdings, Inc.(b)	34,790	5,933,087
Thermo Fisher Scientific, Inc.	15,874	7,802,547
		13,735,634
Managed Health Care–1.24%
Elevance Health, Inc.	23,327	6,828,979
UnitedHealth Group, Inc.	37,735	10,210,714
		17,039,693
Movies & Entertainment–1.13%
Walt Disney Co. (The)	160,756	15,493,663
Multi-Utilities–0.76%
Sempra	107,093	10,406,227
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Oil & Gas Equipment & Services–0.87%
SLB Ltd.	233,264	$11,987,437
Oil & Gas Exploration & Production–1.49%
ConocoPhillips	155,113	20,474,916
Personal Care Products–0.69%
Estee Lauder Cos., Inc. (The), Class A	133,277	9,565,290
Pharmaceuticals–4.06%
Bristol-Myers Squibb Co.	151,946	9,215,525
Johnson & Johnson	71,961	17,590,147
Merck & Co., Inc.	147,927	17,794,139
Sanofi S.A.	117,076	11,306,002
		55,905,813
Property & Casualty Insurance–0.72%
American International Group, Inc.	132,077	9,938,794
Rail Transportation–0.51%
Norfolk Southern Corp.	24,301	6,974,387
Real Estate Services–1.01%
CBRE Group, Inc., Class A(b)	102,352	13,864,602
Regional Banks–1.40%
Citizens Financial Group, Inc.	321,892	19,303,863
Restaurants–1.01%
Starbucks Corp.	155,647	13,944,415
Semiconductor Materials & Equipment–1.04%
Lam Research Corp.	39,507	8,441,066
Qnity Electronics, Inc.	50,822	5,863,842
		14,304,908
Semiconductors–2.70%
Microchip Technology, Inc.	234,217	15,132,760
NVIDIA Corp.	76,712	13,378,573
NXP Semiconductors N.V. (Netherlands)	43,796	8,621,681
		37,133,014
Specialty Chemicals–1.06%
DuPont de Nemours, Inc.	167,689	7,680,156
PPG Industries, Inc.	64,529	6,896,860
		14,577,016
Systems Software–1.44%
Microsoft Corp.	53,448	19,784,846
Tobacco–1.51%
Philip Morris International, Inc.	125,927	20,820,770
Trading Companies & Distributors–1.35%
Ferguson Enterprises, Inc.	46,017	10,733,926
Sunbelt Rentals Holdings, Inc.	120,249	7,827,007
		18,560,933
Transaction & Payment Processing Services–0.50%
Fidelity National Information Services, Inc.	145,901	6,844,216
Shares		Value
Wireless Telecommunication Services–0.62%
T-Mobile US, Inc.	40,438	$8,493,193
Total Common Stocks & Other Equity Interests (Cost $565,352,497)		866,785,638
Principal Amount
U.S. Dollar Denominated Bonds & Notes–22.74%
Aerospace & Defense–0.22%
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(d)	$311,000	313,104
5.13%, 03/26/2029(d)	200,000	204,140
5.30%, 03/26/2034(d)	200,000	204,916
5.50%, 03/26/2054(c)(d)	298,000	294,309
Howmet Aerospace, Inc., 4.75%, 04/15/2036	469,000	456,161
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	3,000	3,079
5.60%, 07/31/2053	3,000	2,915
Lockheed Martin Corp.,
4.50%, 02/15/2029	64,000	64,556
4.75%, 02/15/2034	11,000	11,035
4.80%, 08/15/2034	97,000	96,953
4.15%, 06/15/2053	643,000	508,030
5.90%, 11/15/2063	3,000	3,070
5.20%, 02/15/2064	525,000	477,063
Northrop Grumman Corp., 4.95%, 03/15/2053	3,000	2,660
RTX Corp.,
5.75%, 01/15/2029	28,000	29,053
6.00%, 03/15/2031	15,000	15,950
5.15%, 02/27/2033	18,000	18,365
6.10%, 03/15/2034	37,000	39,858
4.45%, 11/16/2038	308,000	284,711
		3,029,928
Agricultural & Farm Machinery–0.06%
AGCO Corp.,
5.45%, 03/21/2027	26,000	26,182
5.80%, 03/21/2034	66,000	67,479
Imperial Brands Finance PLC (United Kingdom), 6.38%, 07/01/2055(d)	340,000	339,108
John Deere Capital Corp.,
Series I, 3.90%, 03/09/2029	395,000	392,550
4.70%, 06/10/2030	25,000	25,343
		850,662
Agricultural Products & Services–0.02%
Cargill, Inc., 4.75%, 04/24/2033(d)	3,000	2,975
Ingredion, Inc., 6.63%, 04/15/2037	232,000	256,546
		259,521
Air Freight & Logistics–0.01%
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	172,638
Alternative Carriers–0.22%
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	1,583,000	1,570,336
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Alternative Carriers–(continued)
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	$1,560,000	$1,391,520
		2,961,856
Apparel Retail–0.21%
Ross Stores, Inc., 0.88%, 04/15/2026	2,890,000	2,885,817
Application Software–0.58%
Box, Inc., Conv., 1.50%, 09/15/2029	2,734,000	2,512,546
Envestnet, Inc., Conv., 2.63%, 12/01/2027	2,597,000	2,785,282
Intuit, Inc.,
5.20%, 09/15/2033	31,000	31,549
5.50%, 09/15/2053	21,000	19,332
Salesforce, Inc., 2.70%, 07/15/2041	1,413,000	963,156
Synopsys, Inc.,
4.55%, 04/01/2027	619,000	619,563
5.70%, 04/01/2055	497,000	475,501
Workday, Inc.,
3.50%, 04/01/2027	528,000	523,499
3.70%, 04/01/2029	3,000	2,923
		7,933,351
Asset Management & Custody Banks–0.33%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	52,000	53,768
4.50%, 05/13/2032	3,000	2,979
5.15%, 05/15/2033	20,000	20,361
Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(e)	9,000	9,048
4.98%, 03/14/2030(e)	35,000	35,593
5.83%, 10/25/2033(e)	5,000	5,302
4.71%, 02/01/2034(e)	5,000	4,943
5.19%, 03/14/2035(e)	26,000	26,379
5.32%, 06/06/2036(e)	498,000	505,159
Series J, 4.97%, 04/26/2034(e)	12,000	12,036
Series I, 3.75%(e)(f)	5,000	4,892
BlackRock, Inc., 4.75%, 05/25/2033	1,362,000	1,369,894
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	89,000	86,380
Carlyle Group, Inc. (The), 5.05%, 09/19/2035(c)	448,000	432,672
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	372,000	328,711
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	1,364,000	1,341,910
Northern Trust Corp., 6.13%, 11/02/2032	3,000	3,201
State Street Corp.,
4.99%, 03/18/2027	200,000	201,406
5.68%, 11/21/2029(e)	86,000	88,983
4.82%, 01/26/2034(e)	3,000	2,985
6.12%, 11/21/2034(e)	47,000	49,695
		4,586,297
Principal Amount		Value
Automobile Manufacturers–0.63%
American Honda Finance Corp.,
4.70%, 01/12/2028	$7,000	$7,015
4.60%, 04/17/2030	3,000	2,976
4.90%, 01/10/2034	43,000	41,837
Daimler Truck Finance North America LLC (Germany),
2.00%, 12/14/2026(d)	1,775,000	1,749,164
4.65%, 10/12/2030(d)	919,000	913,483
Ford Motor Credit Co. LLC, 6.80%, 11/07/2028	200,000	207,083
General Motors Co., 6.60%, 04/01/2036	377,000	401,240
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	1,138,000	1,017,244
Hyundai Capital America,
5.65%, 06/26/2026(d)	19,000	19,053
5.25%, 01/08/2027(d)	116,000	116,671
5.30%, 03/19/2027(d)	182,000	183,439
5.60%, 03/30/2028(d)	16,000	16,302
5.35%, 03/19/2029(d)	37,000	37,686
5.80%, 04/01/2030(d)	3,000	3,101
Mercedes-Benz Finance North America LLC (Germany),
4.80%, 01/11/2027(c)(d)	493,000	495,014
5.10%, 08/03/2028(d)	217,000	220,385
4.85%, 01/11/2029(d)	119,000	120,071
PACCAR Financial Corp., 4.60%, 01/10/2028	7,000	7,075
Toyota Motor Credit Corp.,
4.55%, 08/07/2026	2,020,000	2,022,723
4.63%, 01/12/2028	3,000	3,029
Series B, 3.75%, 01/12/2028	382,000	379,390
Volkswagen Group of America Finance LLC (Germany),
5.30%, 03/22/2027(d)	354,000	357,023
5.25%, 03/22/2029(d)	200,000	202,439
5.60%, 03/22/2034(d)	200,000	199,804
		8,723,247
Automotive Parts & Equipment–0.01%
ERAC USA Finance LLC,
4.60%, 05/01/2028(d)	14,000	14,071
5.00%, 02/15/2029(d)	53,000	53,865
4.90%, 05/01/2033(d)	18,000	18,049
		85,985
Automotive Retail–0.00%
AutoZone, Inc.,
5.05%, 07/15/2026	17,000	17,030
5.20%, 08/01/2033	15,000	15,191
		32,221
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Biotechnology–0.98%
AbbVie, Inc.,
4.80%, 03/15/2027	$338,000	$339,794
4.80%, 03/15/2029	101,000	102,636
5.05%, 03/15/2034	123,000	124,879
4.50%, 05/14/2035	694,000	671,474
4.05%, 11/21/2039	300,000	263,457
5.35%, 03/15/2044	48,000	46,812
4.85%, 06/15/2044	264,000	240,151
5.40%, 03/15/2054	124,000	118,485
5.50%, 03/15/2064	97,000	92,571
Amgen, Inc.,
5.15%, 03/02/2028	15,000	15,226
5.25%, 03/02/2030	3,000	3,081
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031	2,369,252	4,023,582
Gilead Sciences, Inc.,
5.25%, 10/15/2033	30,000	31,037
5.55%, 10/15/2053	11,000	10,704
Jazz Investments I Ltd.,
Conv., 2.00%, 06/15/2026	3,385,000	4,114,468
3.13%, 09/15/2030	2,370,000	3,361,845
		13,560,202
Brewers–0.16%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.70%, 02/01/2036	959,000	934,428
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	3,000	3,772
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	945,000	931,819
Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	294,750
		2,164,769
Broadline Retail–0.09%
Amazon.com, Inc.,
4.55%, 03/13/2033	980,000	970,854
4.80%, 12/05/2034	9,000	9,102
2.88%, 05/12/2041	406,000	299,380
		1,279,336
Building Products–0.00%
Carrier Global Corp., 5.90%, 03/15/2034	10,000	10,555
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	3,000	2,614
		13,169
Cable & Satellite–0.41%
Cable One, Inc., Conv., 1.13%, 03/15/2028	2,850,000	2,150,325
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	53,000	55,317
Principal Amount		Value
Cable & Satellite–(continued)
Cox Communications, Inc.,
5.70%, 06/15/2033(d)	$3,000	$2,976
2.95%, 10/01/2050(d)	202,000	108,993
5.80%, 12/15/2053(d)	58,000	49,129
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(g)	3,270,000	3,265,095
		5,631,835
Cargo Ground Transportation–0.02%
Fedex Freight Holding Co., Inc., 4.95%, 03/15/2033(d)	197,000	192,206
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(d)	3,000	3,002
5.35%, 01/12/2027(d)	9,000	9,050
5.70%, 02/01/2028(d)	3,000	3,048
5.55%, 05/01/2028(d)	12,000	12,202
6.05%, 08/01/2028(d)	20,000	20,586
Ryder System, Inc., 6.60%, 12/01/2033	26,000	28,502
		268,596
Commercial & Residential Mortgage Finance–0.06%
Aviation Capital Group LLC,
4.75%, 04/14/2027(d)	383,000	383,521
6.25%, 04/15/2028(d)	10,000	10,286
6.75%, 10/25/2028(d)	43,000	45,028
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(d)(e)	200,000	202,278
3.96%, 07/18/2030(d)(e)	150,000	146,672
Radian Group, Inc., 6.20%, 05/15/2029	91,000	94,113
		881,898
Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	339,000	350,536
Communications Equipment–0.08%
Cisco Systems, Inc.,
4.55%, 02/24/2028(c)	757,000	764,985
5.30%, 02/26/2054	353,000	331,306
Motorola Solutions, Inc., 4.60%, 02/23/2028	3,000	3,012
		1,099,303
Computer & Electronics Retail–0.12%
Dell International LLC/EMC Corp.,
5.30%, 04/01/2032(c)	990,000	1,005,746
8.35%, 07/15/2046	2,000	2,479
Leidos, Inc.,
4.10%, 03/15/2029	606,000	600,141
2.30%, 02/15/2031	3,000	2,671
5.75%, 03/15/2033	3,000	3,111
		1,614,148
Construction Machinery & Heavy Transportation Equipment– 0.17%
Caterpillar Financial Services Corp., 3.75%, 02/23/2029(c)	1,040,000	1,027,814
Cummins, Inc., 5.15%, 02/20/2034	43,000	43,732
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
Komatsu Finance America, Inc., 5.50%, 10/06/2027(d)	$200,000	$203,152
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	1,061,000	1,083,709
		2,358,407
Consumer Finance–0.30%
American Express Co.,
3.30%, 05/03/2027	1,205,000	1,195,098
4.73%, 04/25/2029(e)	593,000	596,887
4.80%, 10/24/2036(e)	1,013,000	979,852
Capital One Financial Corp.,
7.15%, 10/29/2027(e)	31,000	31,428
6.31%, 06/08/2029(e)	16,000	16,554
7.62%, 10/30/2031(e)	26,000	28,725
6.38%, 06/08/2034(e)	13,000	13,708
6.18%, 01/30/2036(c)(e)	424,000	431,475
General Motors Financial Co., Inc.,
5.40%, 04/06/2026	4,000	4,000
4.20%, 10/27/2028	245,000	242,535
Synchrony Financial, 3.95%, 12/01/2027	556,000	549,375
		4,089,637
Consumer Staples Merchandise Retail–0.00%
Dollar General Corp., 5.50%, 11/01/2052	3,000	2,792
Target Corp.,
4.50%, 09/15/2032	3,000	3,024
4.80%, 01/15/2053	3,000	2,643
Walmart, Inc., 4.50%, 04/15/2053	21,000	18,189
		26,648
Data Processing & Outsourced Services–0.33%
CSG Systems International, Inc., Conv., 3.88%, 09/15/2028	3,780,000	4,607,820
Distillers & Vintners–0.00%
Brown-Forman Corp., 4.75%, 04/15/2033	4,000	3,970
Constellation Brands, Inc., 4.90%, 05/01/2033	3,000	2,961
		6,931
Distributors–0.00%
Genuine Parts Co.,
6.50%, 11/01/2028	23,000	23,872
6.88%, 11/01/2033	37,000	40,039
		63,911
Diversified Banks–1.73%
Australia and New Zealand Banking Group Ltd. (Australia), 6.75%(d)(e)(f)	425,000	426,942
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(e)	200,000	202,522
5.55%, 03/14/2028(e)	200,000	201,730
5.54%, 03/14/2030(e)	200,000	204,835
Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
3.25%, 10/21/2027	$525,000	$518,073
4.95%, 07/22/2028(e)	3,000	3,020
5.20%, 04/25/2029(e)	24,000	24,345
4.27%, 07/23/2029(e)	2,000	1,992
5.82%, 09/15/2029(e)	44,000	45,396
2.57%, 10/20/2032(e)	874,000	777,906
4.57%, 04/27/2033(e)	3,000	2,949
5.02%, 07/22/2033(e)	3,000	3,019
5.29%, 04/25/2034(e)	23,000	23,288
5.47%, 01/23/2035(e)	37,000	37,781
2.48%, 09/21/2036(e)	3,000	2,596
7.75%, 05/14/2038	115,000	136,708
Bank of America N.A., 5.53%, 08/18/2026	458,000	460,009
Bank of Montreal (Canada), 5.30%, 06/05/2026	10,000	10,025
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(e)	246,000	255,845
8.00%, 01/27/2084(e)	286,000	299,654
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(e)	200,000	216,493
BPCE S.A. (France),
5.20%, 01/18/2027(d)	250,000	251,709
5.72%, 01/18/2030(d)(e)	253,000	259,400
6.51%, 01/18/2035(d)(e)	250,000	258,728
Capital One N.A., 4.65%, 09/13/2028	122,000	122,534
Citigroup, Inc.,
3.67%, 07/24/2028(e)	511,000	505,673
4.08%, 04/23/2029(e)	4,000	3,971
5.17%, 02/13/2030(e)	61,000	61,949
4.95%, 05/07/2031(e)	969,000	975,615
6.17%, 05/25/2034(e)	27,000	27,962
5.83%, 02/13/2035(e)	170,000	172,287
6.68%, 09/13/2043	741,000	792,979
5.30%, 05/06/2044	228,000	210,773
Series BB, 7.20%(e)(f)	215,000	219,676
Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	152,740
Credit Agricole S.A. (France),
5.34%, 01/10/2030(d)(e)	267,000	271,852
6.25%, 01/10/2035(d)(e)	250,000	259,366
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(e)	200,000	197,505
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(d)	280,000	281,138
Fifth Third Bancorp,
1.71%, 11/01/2027(e)	3,000	2,953
6.34%, 07/27/2029(e)	3,000	3,111
4.77%, 07/28/2030(e)	4,000	4,002
5.63%, 01/29/2032(e)	11,000	11,342
Fifth Third Financial Corp., 5.98%, 01/30/2030(e)	31,000	31,993
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
4.04%, 03/13/2028(e)	$135,000	$134,396
5.21%, 08/11/2028(e)	205,000	206,705
4.58%, 06/19/2029(e)	183,000	182,902
6.33%, 03/09/2044(e)	256,000	270,037
4.60%(e)(f)	225,000	205,551
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(e)	200,000	204,277
5.55%, 03/19/2035(e)	234,000	237,770
JPMorgan Chase & Co.,
3.20%, 06/15/2026	394,000	393,417
5.04%, 01/23/2028(e)	59,000	59,307
3.78%, 02/01/2028(e)	3,000	2,986
3.54%, 05/01/2028(e)	3,000	2,973
4.85%, 07/25/2028(e)	4,000	4,021
3.51%, 01/23/2029(e)	1,058,000	1,041,294
5.30%, 07/24/2029(e)	25,000	25,470
6.09%, 10/23/2029(e)	38,000	39,491
5.01%, 01/23/2030(e)	21,000	21,297
4.59%, 04/26/2033(e)	3,000	2,961
5.72%, 09/14/2033(e)	3,000	3,108
6.25%, 10/23/2034(e)	57,000	61,306
5.34%, 01/23/2035(e)	18,000	18,282
4.26%, 02/22/2048(e)	489,000	400,120
3.90%, 01/23/2049(e)	1,058,000	813,105
Series NN, 6.88%(e)(f)	122,000	126,651
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	345,000	346,975
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	189,000	190,178
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.02%, 07/20/2028(e)	200,000	201,294
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	250,000	252,347
4.95%, 01/14/2028(e)	399,000	400,645
National Securities Clearing Corp., 5.10%, 11/21/2027(d)	250,000	253,681
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(e)	52,000	52,606
4.08%, 01/26/2029(e)	438,000	435,859
3.45%, 04/23/2029	689,000	673,971
5.58%, 06/12/2029(e)	26,000	26,647
4.63%, 06/06/2033(e)	4,000	3,894
6.04%, 10/28/2033(e)	3,000	3,174
5.07%, 01/24/2034(e)	3,000	3,001
6.88%, 10/20/2034(e)	447,000	493,979
Royal Bank of Canada (Canada),
4.88%, 01/19/2027	40,000	40,219
4.95%, 02/01/2029	14,000	14,247
5.00%, 02/01/2033	3,000	3,025
Societe Generale S.A. (France),
6.07%, 01/19/2035(d)(e)	200,000	206,619
7.13%, 01/19/2055(d)(e)	212,000	216,058
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(d)(e)	200,000	178,066
6.30%, 07/06/2034(d)(e)	200,000	211,142
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(e)(f)	234,000	231,331
Principal Amount		Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(d)	$200,000	$201,240
5.20%, 03/07/2027(d)	226,000	228,072
5.55%, 09/14/2028(d)	203,000	208,465
5.20%, 03/07/2029(d)	200,000	204,003
5.35%, 03/07/2034(d)	200,000	204,019
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(e)	200,000	206,454
Truist Bank, Series I, 4.14%, 01/27/2029(c)(e)	1,016,000	1,010,899
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	2,101,000	2,099,399
4.55%, 07/22/2028(e)	5,000	5,006
5.78%, 06/12/2029(e)	21,000	21,604
5.38%, 01/23/2030(e)	45,000	46,092
4.97%, 07/22/2033(e)	4,000	3,958
5.84%, 06/12/2034(e)	21,000	21,927
5.68%, 01/23/2035(e)	29,000	29,962
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	206,420
Wells Fargo & Co.,
4.10%, 06/03/2026	505,000	504,945
3.58%, 05/22/2028(e)	4,000	3,963
5.57%, 07/25/2029(e)	19,000	19,439
6.30%, 10/23/2029(e)	27,000	28,124
5.20%, 01/23/2030(e)	25,000	25,395
5.39%, 04/24/2034(e)	8,000	8,122
5.56%, 07/25/2034(e)	46,000	47,158
6.49%, 10/23/2034(e)	69,000	74,732
5.50%, 01/23/2035(e)	38,000	38,694
4.65%, 11/04/2044	540,000	454,297
4.61%, 04/25/2053(e)	4,000	3,319
7.63%(e)(f)	21,000	22,073
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	88,000	96,097
		23,854,649
Diversified Capital Markets–0.15%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	20,000	20,473
Sixth Street Lending Partners, 6.13%, 07/15/2030	153,000	152,203
UBS Group AG (Switzerland),
4.55%, 04/17/2026	154,000	154,000
4.75%, 05/12/2028(d)(e)	205,000	205,604
5.43%, 02/08/2030(d)(e)	200,000	204,356
6.30%, 09/22/2034(d)(e)	200,000	212,703
5.70%, 02/08/2035(d)(e)	200,000	205,090
4.38%(d)(e)(f)	200,000	177,212
7.75%(d)(e)(f)	229,000	236,639
Series 28, 9.25%(d)(e)(f)	200,000	213,291
Series 33, 9.25%(d)(e)(f)	201,000	226,446
		2,008,017
Diversified Financial Services–0.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	410,000	326,862
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Apollo Global Management, Inc., 6.38%, 11/15/2033	$43,000	$45,565
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(d)	22,000	22,652
5.75%, 03/01/2029(d)	114,000	116,604
Corebridge Financial, Inc.,
6.05%, 09/15/2033	26,000	27,229
5.75%, 01/15/2034	55,000	56,432
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(d)	47,000	48,713
6.50%, 03/26/2031(d)	56,000	58,674
		702,731
Diversified Metals & Mining–0.11%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	39,000	39,727
5.25%, 09/08/2030	26,000	26,770
5.25%, 09/08/2033	45,000	45,972
5.50%, 09/08/2053	15,000	14,508
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(d)	84,000	85,771
4.90%, 07/01/2031(d)	489,000	488,961
5.63%, 04/04/2034(d)	153,000	156,648
5.89%, 04/04/2054(d)	61,000	59,655
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	182,000	193,211
Rio Tinto Finance (USA) PLC (Australia), 5.75%, 03/14/2055(c)	377,000	376,384
		1,487,607
Diversified REITs–0.07%
CubeSmart L.P.,
2.25%, 12/15/2028	3,000	2,832
2.50%, 02/15/2032	1,066,000	935,791
VICI Properties L.P.,
5.75%, 04/01/2034	30,000	30,289
6.13%, 04/01/2054	32,000	30,516
		999,428
Diversified Support Services–0.00%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(d)	37,000	38,594
Drug Retail–0.02%
CVS Pass-Through Trust, 6.04%, 12/10/2028	222,277	224,406
Electric Utilities–1.74%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	170,346
Alabama Power Co., 5.85%, 11/15/2033	9,000	9,533
American Electric Power Co., Inc.,
5.75%, 11/01/2027	4,000	4,076
5.20%, 01/15/2029	37,000	37,766
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	3,000	2,793
Principal Amount		Value
Electric Utilities–(continued)
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	$21,000	$21,804
5.90%, 11/15/2053	26,000	25,976
Constellation Energy Generation LLC,
3.90%, 01/08/2028	645,000	640,119
6.13%, 01/15/2034	9,000	9,608
6.50%, 10/01/2053	279,000	296,329
5.75%, 03/15/2054	88,000	85,426
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	11,000	11,564
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	3,000	2,813
Duke Energy Corp.,
4.85%, 01/05/2029	39,000	39,500
5.00%, 08/15/2052	3,000	2,569
3.25%, 01/15/2082(e)	3,000	2,885
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,000	4,646
Electricite de France S.A. (France), 4.88%, 01/22/2044(c)(d)	846,000	745,156
Emera US Finance LLC, 5.20%, 04/01/2033	493,000	490,443
Enel Finance America LLC (Italy), 2.88%, 07/12/2041(d)	200,000	140,838
Evergy Metro, Inc., 4.95%, 04/15/2033	3,000	3,021
Eversource Energy,
5.00%, 01/01/2027	76,000	76,236
5.50%, 01/01/2034	37,000	37,537
Exelon Corp.,
5.15%, 03/15/2029	48,000	48,930
5.45%, 03/15/2034	46,000	47,123
5.60%, 03/15/2053	47,000	44,299
FirstEnergy Corp., Conv., 3.88%, 01/15/2031(d)	5,666,000	6,538,564
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(d)	3,000	3,044
Florida Power & Light Co., 4.80%, 05/15/2033	3,000	3,004
Georgia Power Co.,
4.65%, 05/16/2028	3,000	3,025
4.95%, 05/17/2033	3,000	3,025
Series B, 3.70%, 01/30/2050	350,000	257,329
MidAmerican Energy Co.,
5.35%, 01/15/2034	3,000	3,081
5.85%, 09/15/2054	12,000	12,056
5.30%, 02/01/2055	43,000	39,907
National Rural Utilities Cooperative Finance Corp.,
4.80%, 02/05/2027	274,000	275,237
4.85%, 02/07/2029	74,000	74,941
4.30%, 12/10/2030	1,248,000	1,234,901
5.00%, 02/07/2031	69,000	70,337
2.75%, 04/15/2032	1,227,000	1,100,707
5.80%, 01/15/2033	3,000	3,180
7.13%, 09/15/2053(e)	235,000	244,262
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Electric Utilities–(continued)
NextEra Energy Capital Holdings, Inc.,
3.55%, 05/01/2027	$530,000	$525,510
4.63%, 07/15/2027	3,000	3,011
4.90%, 03/15/2029	119,000	120,753
5.25%, 03/15/2034	128,000	129,636
5.55%, 03/15/2054	119,000	111,950
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(d)	37,000	37,017
5.66%, 01/17/2054(d)	17,000	15,977
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	561,832
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	3,000	2,886
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	37,000	38,800
PacifiCorp,
5.10%, 02/15/2029	39,000	39,510
5.30%, 02/15/2031	35,000	35,489
5.45%, 02/15/2034	49,000	48,840
5.80%, 01/15/2055	36,000	32,910
PECO Energy Co., 4.90%, 06/15/2033	11,000	11,096
PPL Capital Funding, Inc.,
Conv., 2.88%, 03/15/2028	3,812,000	4,470,523
3.00%, 12/01/2030(d)	3,597,000	3,762,462
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	49,883
Public Service Co. of Colorado, 5.25%, 04/01/2053	3,000	2,717
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	9,000	9,295
Public Service Electric and Gas Co., 5.13%, 03/15/2053	3,000	2,747
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	21,000	19,378
5.55%, 04/15/2054	104,000	98,639
Sierra Pacific Power Co., 5.90%, 03/15/2054	5,000	4,932
Southern Co. (The), 5.70%, 10/15/2032	3,000	3,141
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,000	3,044
Union Electric Co., 5.20%, 04/01/2034	168,000	170,933
Virginia Electric and Power Co.,
5.00%, 04/01/2033	3,000	3,019
5.35%, 01/15/2054	28,000	25,812
Vistra Operations Co. LLC, 6.95%, 10/15/2033(d)	23,000	25,043
Xcel Energy, Inc.,
4.60%, 06/01/2032	3,000	2,949
3.50%, 12/01/2049	964,000	673,190
		23,910,860
Electrical Components & Equipment–0.08%
LG Energy Solution, Ltd. (South Korea), 5.00%, 04/02/2029(d)	315,000	315,712
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(d)	465,000	467,050
Regal Rexnord Corp., 6.30%, 02/15/2030	3,000	3,145
Principal Amount		Value
Electrical Components & Equipment–(continued)
Rockwell Automation, Inc., 1.75%, 08/15/2031	$307,000	$267,551
		1,053,458
Electronic Components–0.12%
Amphenol Corp.,
3.90%, 11/15/2028	1,264,000	1,254,883
5.30%, 11/15/2055(c)	406,000	381,575
		1,636,458
Electronic Manufacturing Services–0.03%
Jabil, Inc., 4.20%, 02/01/2029	429,000	423,895
Environmental & Facilities Services–0.01%
Republic Services, Inc.,
4.88%, 04/01/2029	40,000	40,615
5.00%, 12/15/2033	36,000	36,618
5.00%, 04/01/2034	3,000	3,032
Veralto Corp.,
5.50%, 09/18/2026	48,000	48,205
5.35%, 09/18/2028	37,000	37,820
		166,290
Financial Exchanges & Data–0.18%
Intercontinental Exchange, Inc.,
4.60%, 03/15/2033	3,000	2,976
4.95%, 06/15/2052	3,000	2,672
5.20%, 06/15/2062	3,000	2,672
Nasdaq, Inc.,
5.35%, 06/28/2028	3,000	3,063
5.55%, 02/15/2034	4,000	4,116
5.95%, 08/15/2053	169,000	169,655
6.10%, 06/28/2063	3,000	3,010
S&P Global, Inc.,
2.45%, 03/01/2027	2,320,000	2,283,679
2.90%, 03/01/2032	3,000	2,737
3.90%, 03/01/2062	3,000	2,149
		2,476,729
Food Retail–0.00%
Alimentation Couche-Tard, Inc. (Canada), 5.27%, 02/12/2034(d)	64,000	64,421
Gas Utilities–0.00%
Atmos Energy Corp.,
5.90%, 11/15/2033	12,000	12,818
6.20%, 11/15/2053	7,000	7,419
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	11,000	11,296
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,057
		34,590
Health Care Distributors–0.01%
Cardinal Health, Inc., 5.45%, 02/15/2034	37,000	37,799
Cencora, Inc., 5.13%, 02/15/2034	39,000	39,340
McKesson Corp., 5.10%, 07/15/2033	3,000	3,063
		80,202
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Health Care Equipment–0.13%
Abbott Laboratories, 3.70%, 03/09/2029	$1,171,000	$1,157,248
Alcon Finance Corp., 5.38%, 12/06/2032(d)	200,000	204,853
Medtronic, Inc., 4.38%, 03/15/2035	249,000	240,801
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	52,000	52,275
5.40%, 03/20/2034	133,000	134,955
		1,790,132
Health Care Facilities–0.00%
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	21,000	12,307
UPMC,
5.04%, 05/15/2033	17,000	17,137
5.38%, 05/15/2043	8,000	7,669
		37,113
Health Care REITs–0.01%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	25,000	24,443
5.63%, 05/15/2054	118,000	109,852
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	3,000	2,990
2.00%, 03/15/2031	3,000	2,606
		139,891
Health Care Services–0.21%
Cigna Group (The), 4.80%, 08/15/2038	307,000	288,798
CommonSpirit Health,
5.32%, 12/01/2034	129,000	129,277
5.55%, 12/01/2054	41,000	38,771
CVS Health Corp.,
2.88%, 06/01/2026	1,085,000	1,082,291
5.00%, 01/30/2029	10,000	10,132
5.25%, 01/30/2031	3,000	3,067
5.30%, 06/01/2033	12,000	12,099
6.00%, 06/01/2063	3,000	2,849
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	147,124
HCA, Inc., 5.90%, 06/01/2053	16,000	15,246
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	1,145,000	1,139,730
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	18,000	11,170
Quest Diagnostics, Inc., 6.40%, 11/30/2033	21,000	22,871
		2,903,425
Health Care Supplies–0.53%
Haemonetics Corp., Conv., 2.50%, 06/01/2029	5,621,000	5,378,173
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	6,000	5,934
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	1,444,000	1,547,246
Principal Amount		Value
Health Care Supplies–(continued)
Solventum Corp.,
5.45%, 02/25/2027	$31,000	$31,242
5.40%, 03/01/2029	75,000	76,734
5.60%, 03/23/2034	265,000	270,997
		7,310,326
Highways & Railtracks–0.03%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056	474,000	478,537
Home Improvement Retail–0.03%
Home Depot, Inc. (The), 4.90%, 04/15/2029	41,000	41,787
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	3,000	2,977
5.00%, 04/15/2033	3,000	3,018
4.25%, 04/01/2052(c)	497,000	381,222
5.85%, 04/01/2063	21,000	20,119
		449,123
Hotels, Resorts & Cruise Lines–0.03%
Airbnb, Inc., 4.40%, 03/16/2029	291,000	290,668
Marriott International, Inc.,
4.88%, 05/15/2029	25,000	25,297
5.30%, 05/15/2034	41,000	41,398
		357,363
Human Resource & Employment Services–0.05%
Paychex, Inc., 5.35%, 04/15/2032	639,000	642,511
Industrial Conglomerates–0.19%
Honeywell International, Inc.,
2.50%, 11/01/2026	1,250,000	1,239,084
4.50%, 01/15/2034	1,463,000	1,441,592
		2,680,676
Industrial Gases–0.11%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	1,531,000	1,536,677
Industrial Machinery & Supplies & Components–0.27%
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	3,000	3,070
5.70%, 08/14/2033	19,000	19,745
JBT Marel Corp., Conv., 0.38%, 09/15/2030(d)	3,822,000	3,713,073
Nordson Corp.,
5.60%, 09/15/2028	3,000	3,069
5.80%, 09/15/2033	12,000	12,478
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	12,000	12,320
		3,763,755
Industrial REITs–0.00%
LXP Industrial Trust,
6.75%, 11/15/2028	5,000	5,245
2.38%, 10/01/2031	3,000	2,609
		7,854
Insurance Brokers–0.01%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	3,000	3,074
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Insurance Brokers–(continued)
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	$21,000	$22,701
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	24,000	24,761
5.45%, 03/15/2053	3,000	2,836
5.70%, 09/15/2053	22,000	21,569
		74,941
Integrated Oil & Gas–0.12%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	991,000	625,535
Chevron Corp., 2.95%, 05/16/2026(c)	952,000	951,050
Occidental Petroleum Corp.,
6.45%, 09/15/2036	51,000	54,525
4.63%, 06/15/2045	11,000	8,815
		1,639,925
Integrated Telecommunication Services–0.53%
AT&T, Inc.,
4.30%, 02/15/2030	318,000	316,040
2.55%, 12/01/2033	3,000	2,540
5.40%, 02/15/2034	15,000	15,344
3.55%, 09/15/2055	157,000	102,185
6.05%, 08/15/2056	643,000	633,727
3.80%, 12/01/2057	255,000	172,569
Comcast Corp.,
5.50%, 11/15/2032	3,000	3,117
5.17%, 01/15/2037(c)(d)	942,000	917,718
3.90%, 03/01/2038	756,000	649,653
2.89%, 11/01/2051	352,000	203,643
2.65%, 08/15/2062	3,000	1,484
NTT Finance Corp. (Japan),
4.57%, 07/16/2027(d)	281,000	281,722
5.17%, 07/16/2032(d)	764,000	769,806
Orange S.A. (France), 5.75%, 01/13/2056(d)	202,000	200,747
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047	700,000	608,620
Verizon Communications, Inc.,
2.36%, 03/15/2032	3,000	2,620
4.75%, 01/15/2033	510,000	503,876
4.78%, 02/15/2035	1,274,000	1,233,539
3.40%, 03/22/2041	561,000	431,025
5.88%, 11/30/2055	262,651	255,660
		7,305,635
Interactive Home Entertainment–0.03%
Electronic Arts, Inc., 1.85%, 02/15/2031	3,000	2,756
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	357,000	353,863
		356,619
Interactive Media & Services–0.69%
Alphabet, Inc.,
3.88%, 11/15/2028	804,000	801,550
4.10%, 11/15/2030(c)	2,005,000	1,991,960
4.70%, 11/15/2035	672,000	664,186
5.25%, 05/15/2055	213,000	201,276
5.65%, 02/15/2056	794,000	792,013
Principal Amount		Value
Interactive Media & Services–(continued)
Meta Platforms, Inc.,
5.50%, 11/15/2045	$2,005,000	$1,898,648
4.65%, 08/15/2062	3,000	2,325
5.75%, 05/15/2063	16,000	14,918
Snap, Inc., Conv., 0.50%, 05/01/2030	3,966,000	3,195,605
		9,562,481
Investment Banking & Brokerage–1.37%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	47,000	45,631
Charles Schwab Corp. (The),
5.64%, 05/19/2029(e)	16,000	16,444
5.85%, 05/19/2034(e)	16,000	16,813
6.14%, 08/24/2034(e)	45,000	47,920
Series K, 5.00%(e)(f)	7,000	6,927
Goldman Sachs Group, Inc. (The),
4.59% (SOFR + 0.92%), 10/21/2027(h)	15,000	15,034
5.02%, 10/23/2035(e)	624,000	612,669
2.91%, 07/21/2042(e)	323,000	227,706
Series W, 7.50%(c)(e)(f)	437,000	456,450
GS Finance Corp.,
Series 0003, Conv., 1.00%, 07/30/2029(d)	5,873,000	7,128,498
0.00%, 03/03/2032(i)	7,584,000	7,876,539
Morgan Stanley,
5.12%, 02/01/2029(e)	5,000	5,056
4.99%, 04/12/2029(e)	590,000	595,485
5.16%, 04/20/2029(e)	28,000	28,327
5.45%, 07/20/2029(e)	12,000	12,216
6.41%, 11/01/2029(e)	34,000	35,491
5.17%, 01/16/2030(e)	25,000	25,356
5.25%, 04/21/2034(e)	29,000	29,101
5.42%, 07/21/2034(e)	21,000	21,316
5.47%, 01/18/2035(e)	25,000	25,421
5.95%, 01/19/2038(e)	5,000	5,125
5.94%, 02/07/2039(e)	105,000	107,383
Series I, 4.36%, 10/22/2031(e)	1,596,000	1,564,430
		18,905,338
IT Consulting & Other Services–0.19%
International Business Machines Corp.,
3.30%, 05/15/2026	1,970,000	1,967,899
4.30%, 02/03/2031	606,000	597,058
		2,564,957
Leisure Products–0.00%
Brunswick Corp., 5.85%, 03/18/2029	58,000	59,363
Life & Health Insurance–0.72%
American National Group, Inc., 5.00%, 06/15/2027	857,000	852,666
Athene Global Funding,
5.52%, 03/25/2027(d)	175,000	176,482
5.58%, 01/09/2029(d)	82,000	82,784
Athene Holding Ltd., 6.25%, 04/01/2054	79,000	72,568
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,296,000	723,856
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Corebridge Global Funding,
4.97% (SOFR + 1.30%), 09/25/2026(d)(h)	$223,000	$223,934
5.90%, 09/19/2028(d)	23,000	23,714
5.20%, 01/12/2029(d)	64,000	65,034
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	2,184,000	2,171,250
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	10,000	10,183
GA Global Funding Trust, 5.50%, 01/08/2029(d)	1,378,000	1,395,307
MAG Mutual Holding Co., 4.75%, 04/30/2041(d)(j)	509,000	468,280
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(e)	3,000	2,978
MetLife, Inc.,
5.00%, 07/15/2052	3,000	2,655
5.25%, 01/15/2054	11,000	10,120
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	440,000	404,827
New York Life Global Funding, 4.55%, 01/28/2033(d)	10,000	9,856
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(d)	164,000	165,414
4.35%, 09/15/2027(d)	3,000	3,004
4.71%, 01/10/2029(d)	169,000	170,531
Pacific Life Global Funding II,
4.29% (SOFR + 0.62%), 06/04/2026(d)(h)	9,000	9,007
4.72% (SOFR + 1.05%), 07/28/2026(d)(h)	138,000	138,301
5.50%, 08/28/2026(d)	1,219,000	1,225,966
4.90%, 01/11/2029(d)	169,000	170,951
Principal Life Global Funding II,
5.00%, 01/16/2027(d)	46,000	46,253
5.10%, 01/25/2029(d)	211,000	214,408
Protective Life Global Funding, 4.16%, 01/15/2029(d)	1,022,000	1,012,019
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	106,355
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	4,000	3,945
		9,962,648
Managed Health Care–0.04%
Humana, Inc., 5.75%, 12/01/2028	20,000	20,517
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	3,000	3,054
5.30%, 02/15/2030	3,000	3,085
5.35%, 02/15/2033	3,000	3,081
4.50%, 04/15/2033	3,000	2,931
3.50%, 08/15/2039	559,000	452,545
5.05%, 04/15/2053	3,000	2,642
5.20%, 04/15/2063	3,000	2,622
		490,477
Marine Transportation–0.00%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(d)	19,000	19,874
Principal Amount		Value
Metal, Glass & Plastic Containers–0.02%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	$100,000	$101,965
5.44%, 04/03/2034	102,000	103,551
5.78%, 04/03/2054	100,000	96,836
		302,352
Movies & Entertainment–0.16%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	1,938,000	2,240,328
Multi-Family Residential REITs–0.01%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	38,000	39,142
Essex Portfolio L.P., 5.50%, 04/01/2034	58,000	58,839
		97,981
Multi-line Insurance–0.06%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	887,000	609,778
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(d)	196,000	198,147
		807,925
Multi-Utilities–1.23%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	74,000	74,065
Ameren Illinois Co., 4.95%, 06/01/2033	4,000	4,022
Black Hills Corp., 6.15%, 05/15/2034	31,000	32,677
CenterPoint Energy, Inc.,
Conv., 3.00%, 08/01/2028(d)	7,004,000	7,404,267
2.88%, 05/15/2029(d)	2,733,000	2,742,839
CMS Energy Corp., Conv., 3.13%, 05/01/2031(d)	5,011,000	5,145,044
Dominion Energy, Inc., 5.38%, 11/15/2032	5,000	5,118
DTE Electric Co., 5.20%, 03/01/2034	39,000	39,865
NiSource, Inc.,
5.25%, 03/30/2028	4,000	4,065
5.40%, 06/30/2033	3,000	3,071
5.35%, 04/01/2034	89,000	90,593
4.38%, 05/15/2047	571,000	458,998
5.85%, 04/01/2055	290,000	282,112
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	44,000	45,434
6.13%, 10/15/2033	25,000	26,490
Sempra,
3.80%, 02/01/2038	559,000	472,096
6.88%, 10/01/2054(e)	131,000	132,485
WEC Energy Group, Inc.,
5.15%, 10/01/2027	6,000	6,066
4.75%, 01/15/2028	5,000	5,038
1.80%, 10/15/2030	2,000	1,761
		16,976,106
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	$13,000	$13,990
Oil & Gas Exploration & Production–0.29%
Antero Resources Corp., 5.40%, 02/01/2036	284,000	279,472
Cameron LNG LLC, 3.70%, 01/15/2039(d)	622,000	527,748
ConocoPhillips Co.,
4.15%, 11/15/2034	230,000	214,908
5.70%, 09/15/2063	9,000	8,668
Diamondback Energy, Inc., 5.75%, 04/18/2054	488,000	461,833
EOG Resources, Inc., 4.40%, 07/15/2028	250,000	250,811
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	2,005,000	2,206,189
		3,949,629
Oil & Gas Refining & Marketing–0.03%
Phillips 66 Co., 5.30%, 06/30/2033	11,000	11,189
Valero Energy Corp., 4.00%, 06/01/2052(c)	531,000	386,197
		397,386
Oil & Gas Storage & Transportation–0.44%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	12,000	12,584
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(d)	8,000	8,037
Enbridge, Inc. (Canada), 5.70%, 03/08/2033	11,000	11,399
Energy Transfer L.P.,
6.05%, 12/01/2026	44,000	44,413
5.20%, 04/01/2030	209,000	213,729
6.40%, 12/01/2030	448,000	478,753
5.75%, 02/15/2033	3,000	3,121
6.55%, 12/01/2033	7,000	7,560
5.55%, 05/15/2034	36,000	36,670
4.90%, 03/15/2035	344,000	332,921
5.30%, 04/01/2044	587,000	526,565
5.00%, 05/15/2050	724,000	601,217
5.95%, 05/15/2054	28,000	26,279
Enterprise Products Operating LLC,
4.60%, 01/15/2031	496,000	496,954
6.45%, 09/01/2040	23,000	25,348
4.25%, 02/15/2048	696,000	561,121
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia), 6.51%, 02/23/2042(d)	200,000	207,346
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(d)	336,000	340,735
Kinder Morgan, Inc.,
5.15%, 06/01/2030	172,000	176,032
4.80%, 02/01/2033	3,000	2,977
5.20%, 06/01/2033	9,000	9,153
5.30%, 12/01/2034	407,000	410,362
MPLX L.P.,
5.00%, 03/01/2033	3,000	2,985
4.50%, 04/15/2038	810,000	728,249
4.95%, 03/14/2052	3,000	2,493
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Northern Natural Gas Co., 5.63%, 02/01/2054(d)	$23,000	$21,949
ONEOK, Inc.,
5.65%, 11/01/2028	3,000	3,081
5.80%, 11/01/2030	23,000	23,946
6.10%, 11/15/2032	3,000	3,162
6.05%, 09/01/2033	23,000	24,125
6.63%, 09/01/2053	34,000	34,923
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	9,000	9,356
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	409,223
Targa Resources Corp., 5.20%, 07/01/2027	3,000	3,025
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	187,645
Western Midstream Operating L.P., 6.15%, 04/01/2033	8,000	8,354
Williams Cos., Inc. (The),
5.30%, 08/15/2028	40,000	40,858
5.65%, 03/15/2033	11,000	11,364
		6,048,014
Other Specialized REITs–0.11%
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,555,409
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	4,000	4,063
Packaged Foods & Meats–0.14%
Campbell’s Co. (The),
5.20%, 03/19/2027	48,000	48,272
5.20%, 03/21/2029	54,000	54,526
5.40%, 03/21/2034	72,000	69,905
General Mills, Inc., 2.25%, 10/14/2031	3,000	2,631
J.M. Smucker Co. (The), 6.20%, 11/15/2033	15,000	15,899
Mars, Inc.,
4.45%, 03/01/2027(d)	596,000	597,992
4.55%, 04/20/2028(d)	21,000	21,149
5.20%, 03/01/2035(d)	593,000	598,861
5.65%, 05/01/2045(d)	325,000	321,128
5.70%, 05/01/2055(d)	217,000	211,738
McCormick & Co., Inc., 4.95%, 04/15/2033	3,000	2,968
		1,945,069
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041	223,000	223,154
Passenger Airlines–0.16%
American Airlines Pass-Through Trust,
Series 2014-1, Class A, 3.70%, 04/01/2028	191,022	190,389
Series 2021-1, Class B, 3.95%, 07/11/2030	27,400	26,172
Series 2021-1, Class A, 2.88%, 07/11/2034	2,437	2,184
4.90%, 05/11/2038	222,000	216,809
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Passenger Airlines–(continued)
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(d)	$247,000	$244,596
5.31%, 10/20/2031(d)	283,000	276,935
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	9,385	8,629
Delta Air Lines, Inc., 4.95%, 07/10/2028	649,000	651,522
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(d)	9,450	9,440
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	220,599	220,109
Series 2020-1, Class A, 5.88%, 10/15/2027	1,628	1,656
Series 2018-1, Class AA, 3.50%, 03/01/2030	317,902	309,302
		2,157,743
Passenger Ground Transportation–0.02%
Uber Technologies, Inc., 4.80%, 09/15/2035	267,000	259,215
Personal Care Products–0.00%
Kenvue, Inc.,
5.05%, 03/22/2028	3,000	3,047
5.00%, 03/22/2030	11,000	11,200
4.90%, 03/22/2033	15,000	15,125
5.10%, 03/22/2043	3,000	2,835
5.20%, 03/22/2063	3,000	2,689
		34,896
Pharmaceuticals–0.75%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	207,000	208,229
4.85%, 02/26/2029	53,000	53,923
4.90%, 02/26/2031	96,000	98,087
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	975,295
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(d)	200,000	207,765
6.38%, 11/21/2030(d)	200,000	210,379
6.50%, 11/21/2033(d)	200,000	212,770
6.88%, 11/21/2053(d)	274,000	288,926
Bristol-Myers Squibb Co.,
5.75%, 02/01/2031	37,000	39,081
5.90%, 11/15/2033	11,000	11,813
4.13%, 06/15/2039	621,000	553,468
Eli Lilly and Co.,
4.50%, 02/09/2027	236,000	236,818
4.70%, 02/27/2033	6,000	6,046
4.70%, 02/09/2034	170,000	169,782
4.88%, 02/27/2053	6,000	5,365
5.00%, 02/09/2054	53,000	48,318
4.95%, 02/27/2063	3,000	2,636
5.10%, 02/09/2064	63,000	56,720
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/2038	64,000	70,873
Haleon US Capital LLC, 4.00%, 03/24/2052	315,000	241,578
Principal Amount		Value
Pharmaceuticals–(continued)
Merck & Co., Inc.,
4.90%, 05/17/2044	$24,000	$22,034
5.00%, 05/17/2053	3,000	2,706
5.15%, 05/17/2063	3,000	2,693
Novartis Capital Corp., 4.60%, 03/18/2033	1,101,000	1,096,645
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	17,000	16,940
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	162,165
Zoetis, Inc.,
Conv., 0.25%, 06/15/2029(d)	5,000,000	4,975,000
4.70%, 02/01/2043	333,000	297,219
		10,273,274
Property & Casualty Insurance–0.12%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	300,317
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054	86,000	86,931
Markel Group, Inc.,
5.00%, 03/30/2043	351,000	313,793
5.00%, 05/20/2049	497,000	425,759
Travelers Cos., Inc. (The),
4.60%, 08/01/2043	605,000	534,843
5.45%, 05/25/2053	3,000	2,878
		1,664,521
Rail Transportation–0.19%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	399,000	293,514
Norfolk Southern Corp.,
5.05%, 08/01/2030	11,000	11,241
5.55%, 03/15/2034	22,000	22,814
3.40%, 11/01/2049	461,000	318,987
5.35%, 08/01/2054(c)	485,000	452,525
5.95%, 03/15/2064	26,000	25,765
Union Pacific Corp.,
2.15%, 02/05/2027	4,000	3,934
4.50%, 01/20/2033	5,000	4,985
3.20%, 05/20/2041	1,018,000	783,959
4.15%, 01/15/2045	426,000	342,089
3.84%, 03/20/2060	519,000	367,624
5.15%, 01/20/2063	7,000	6,293
		2,633,730
Real Estate Development–0.00%
Essential Properties L.P., 2.95%, 07/15/2031	3,000	2,704
Regional Banks–0.07%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	3,000	2,832
2.64%, 09/30/2032	3,000	2,566
6.65%, 04/25/2035(e)	295,000	316,314
5.64%, 05/21/2037(e)	3,000	2,999
M&T Bank Corp., 5.05%, 01/27/2034(e)	3,000	2,967
Pinnacle Bank, 5.63%, 02/15/2028	250,000	252,887
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Regional Banks–(continued)
Truist Financial Corp.,
6.05%, 06/08/2027(e)	$19,000	$19,049
4.87%, 01/26/2029(e)	3,000	3,021
7.16%, 10/30/2029(e)	23,000	24,454
5.44%, 01/24/2030(e)	26,000	26,616
4.92%, 07/28/2033(e)	3,000	2,943
6.12%, 10/28/2033(e)	3,000	3,178
5.87%, 06/08/2034(e)	15,000	15,636
Zions Bancorporation N.A., 4.48%, 02/09/2029(e)	259,000	257,162
		932,624
Reinsurance–0.08%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	3,000	1,885
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(c)(d)	398,000	371,119
PartnerRe Finance B LLC, 3.70%, 07/02/2029	500,000	486,623
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(d)(e)	200,000	202,647
		1,062,274
Renewable Electricity–0.00%
NSTAR Electric Co., 4.55%, 06/01/2052	3,000	2,496
Restaurants–0.06%
McDonald’s Corp.,
4.80%, 08/14/2028	59,000	59,748
4.95%, 08/14/2033	43,000	43,746
5.15%, 09/09/2052	5,000	4,521
5.45%, 08/14/2053	14,000	13,286
Starbucks Corp., 3.55%, 08/15/2029	705,000	687,115
		808,416
Retail REITs–0.56%
Agree L.P., 2.00%, 06/15/2028	3,000	2,842
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034(c)	948,000	963,469
Federal Realty OP L.P., Conv., 3.25%, 01/15/2029(d)	4,235,000	4,339,106
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,500,000	1,377,161
NNN REIT, Inc.,
5.60%, 10/15/2033	6,000	6,188
3.50%, 04/15/2051	3,000	2,085
Realty Income Corp.,
3.20%, 01/15/2027	3,000	2,975
5.63%, 10/13/2032	3,000	3,134
Regency Centers L.P.,
2.95%, 09/15/2029	753,000	717,954
5.25%, 01/15/2034	26,000	26,292
4.65%, 03/15/2049	256,000	216,644
		7,657,850
Principal Amount		Value
Self-Storage REITs–0.08%
Extra Space Storage L.P.,
3.50%, 07/01/2026	$404,000	$403,151
5.70%, 04/01/2028	371,000	379,016
5.40%, 02/01/2034	55,000	55,474
Prologis L.P.,
4.88%, 06/15/2028	13,000	13,159
4.63%, 01/15/2033	3,000	2,970
4.75%, 06/15/2033	21,000	20,844
5.13%, 01/15/2034	11,000	11,125
5.00%, 03/15/2034	129,000	129,347
5.25%, 06/15/2053	25,000	23,319
5.25%, 03/15/2054	36,000	33,602
Public Storage Operating Co.,
5.13%, 01/15/2029	4,000	4,096
5.10%, 08/01/2033	23,000	23,499
5.35%, 08/01/2053	13,000	12,273
		1,111,875
Semiconductor Materials & Equipment–0.47%
MKS, Inc., Conv., 1.25%, 06/01/2030	3,932,000	6,505,494
Semiconductors–1.12%
Broadcom, Inc.,
3.47%, 04/15/2034	640,000	576,608
5.20%, 07/15/2035	1,083,000	1,091,836
Foundry JV Holdco LLC,
5.88%, 01/25/2034(d)	272,000	275,650
6.20%, 01/25/2037(d)	918,000	949,751
Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,164,141
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(g)	10,998,000	10,895,719
Micron Technology, Inc.,
5.30%, 01/15/2031	34,000	35,600
5.65%, 11/01/2032	269,000	284,061
3.37%, 11/01/2041	179,000	139,042
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	2,000	1,991
3.00%, 06/01/2031	3,000	2,676
		15,417,075
Single-Family Residential REITs–0.00%
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,000	2,685
Specialized Finance–0.08%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(d)	3,000	2,579
State Street Bank and Trust Co., 4.59%, 11/25/2026(c)	1,120,000	1,125,105
		1,127,684
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	132,486
Systems Software–0.50%
Microsoft Corp., 3.50%, 02/12/2035(c)	404,000	376,332
Nebius Group N.V. (Netherlands), Conv., 2.75%, 09/15/2032(d)	2,109,000	2,207,069
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Systems Software–(continued)
Oracle Corp.,
4.80%, 09/26/2032(c)	$773,000	$736,394
6.25%, 11/09/2032	9,000	9,240
4.90%, 02/06/2033	11,000	10,430
3.60%, 04/01/2040	965,000	699,959
6.90%, 11/09/2052	4,000	3,780
6.70%, 02/04/2056	889,000	825,727
VMware LLC, 1.40%, 08/15/2026	2,080,000	2,058,351
		6,927,282
Technology Distributors–0.05%
Avnet, Inc., 4.63%, 04/15/2026	671,000	670,921
Technology Hardware, Storage & Peripherals–0.13%
Apple, Inc.,
3.35%, 02/09/2027	315,000	313,615
4.20%, 05/12/2030	1,510,000	1,518,254
		1,831,869
Telecom Tower REITs–0.16%
American Tower Corp., 1.60%, 04/15/2026	852,000	851,108
Crown Castle, Inc.,
2.50%, 07/15/2031	1,413,000	1,245,378
4.75%, 05/15/2047	46,000	38,409
		2,134,895
Tobacco–0.23%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,128,992
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	69,000	72,229
6.00%, 02/20/2034	18,000	19,032
7.08%, 08/02/2043	3,000	3,300
7.08%, 08/02/2053	3,000	3,318
Philip Morris International, Inc.,
4.75%, 02/12/2027	1,272,000	1,279,681
5.13%, 11/17/2027	3,000	3,041
4.88%, 02/15/2028	32,000	32,340
5.25%, 09/07/2028	35,000	35,898
4.88%, 02/13/2029	144,000	146,171
5.13%, 02/13/2031	35,000	35,826
5.63%, 09/07/2033	26,000	27,139
5.25%, 02/13/2034	69,000	70,293
4.88%, 11/15/2043	300,000	270,508
		3,127,768
Transaction & Payment Processing Services–0.56%
Fiserv, Inc.,
5.38%, 08/21/2028	48,000	48,762
4.55%, 02/15/2031	371,000	363,440
5.63%, 08/21/2033	25,000	25,243
Global Payments, Inc., Conv., 1.50%, 03/01/2031	8,191,000	7,233,071
Mastercard, Inc., 4.85%, 03/09/2033	20,000	20,282
		7,690,798
Wireless Telecommunication Services–0.20%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	517,054
Principal Amount		Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
2.70%, 03/15/2032	$1,074,000	$955,793
3.40%, 10/15/2052	750,000	491,697
5.65%, 01/15/2053	9,000	8,517
6.00%, 06/15/2054	301,000	298,237
5.88%, 11/15/2055	496,000	484,010
		2,755,308
Total U.S. Dollar Denominated Bonds & Notes (Cost $312,276,109)		313,227,934
U.S. Treasury Securities–7.43%
U.S. Treasury Bills–0.01%
4.10% - 4.11%, 05/14/2026(k)(l)	35,000	34,848
U.S. Treasury Bonds–1.34%
4.50%, 02/15/2036	2,636,800	2,690,463
4.50%, 08/15/2039	36,400	36,070
4.38%, 05/15/2040	72,800	70,741
4.63%, 02/15/2046	11,826,500	11,402,409
4.63%, 11/15/2055	4,468,300	4,270,020
		18,469,703
U.S. Treasury Notes–6.08%
3.88%, 03/31/2028	27,543,600	27,585,561
3.50%, 03/15/2029	20,963,800	20,779,548
4.25%, 02/28/2031	28,000	28,367
3.88%, 03/31/2031	7,461,700	7,438,091
4.25%, 03/31/2033	15,508,100	15,615,929
4.13%, 02/15/2036	12,522,900	12,328,208
		83,775,704
Total U.S. Treasury Securities (Cost $103,839,310)		102,280,255

Asset-Backed Securities–0.76%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	60,936	31,774
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	230,823
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(m)	9,728	9,544
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(m)	46,167	44,399
Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(m)	35,426	30,805
Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(m)	91,365	79,498
Series 2022-1, Class A1, 3.88%, 12/25/2066(d)	170,190	160,953
Series 2023-6, Class A1, 6.50%, 12/25/2067(d)	58,111	58,350
Series 2024-2, Class A1, 5.99%, 01/25/2069(d)	223,585	224,643
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	415,000	412,950
Series 2023-1A, Class A, 5.25%, 04/20/2029(d)	100,000	101,441
Series 2023-4A, Class A, 5.49%, 06/20/2029(d)	291,000	296,741
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value

Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	$14,609	$12,727
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(m)	3,508	3,090
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 5.69%, 06/25/2034(m)	8,386	8,174
Bank, Series 2019-BNK16, Class XA, IO, 0.93%, 02/15/2052(n)	1,354,191	27,157
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(m)	157,165	136,795
Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(m)	157,165	130,862
Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(m)	134,887	121,329
Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(m)	161,738	140,669
Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(m)	197,353	164,688
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(h)	59,238	57,413
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(h)	21,141	20,531
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(n)	1,316,234	11,047
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(m)	7,225	7,128
BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 4.64% (1 mo. Term SOFR + 0.96%), 11/15/2038(d)(h)	82,176	82,138
BX Trust,
Series 2022-LBA6, Class A, 4.67% (1 mo. Term SOFR + 1.00%), 01/15/2039(d)(h)	185,000	185,008
Series 2022-LBA6, Class B, 4.97% (1 mo. Term SOFR + 1.30%), 01/15/2039(d)(h)	110,000	110,026
Series 2022-LBA6, Class C, 5.27% (1 mo. Term SOFR + 1.60%), 01/15/2039(d)(h)	100,000	100,042
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.87%, 11/13/2050(n)	607,211	5,858
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(m)	2,902	2,764
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.66%, 01/25/2036(m)	25,697	23,959
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.97%, 10/12/2050(n)	1,741,874	19,609
Principal Amount		Value

Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(h)	$48,175	$46,904
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(m)	157,173	130,868
COLT Mortgage Loan Trust,
Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(m)	89,058	81,932
Series 2022-2, Class A1, 3.99%, 02/25/2067(d)	102,187	97,649
Series 2022-3, Class A1, 3.90%, 02/25/2067(d)(m)	167,893	164,429
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	19,778	11,237
Series 2006-6, Class A3, 6.00%, 04/25/2036	15,946	7,567
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(m)	20,921	18,774
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(m)	30,836	27,733
Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(d)(m)	100,617	98,358
Series 2022-ATH1, Class A1B, 4.35%, 01/25/2067(d)(m)	100,000	93,096
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(d)(m)	165,804	165,378
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(d)	88,340	88,892
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	519,145
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	77,938	33,299
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	87,767	88,045
Ellington Financial Mortgage Trust,
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(m)	22,655	19,819
Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(m)	92,050	82,419
Series 2022-3, Class A1, 5.00%, 08/25/2067(d)	169,250	168,823
Empower CLO Ltd., Series 2024-1A, Class A1, 5.27% (3 mo. Term SOFR + 1.60%), 04/25/2037(d)(h)	250,000	250,183
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 4.44% (1 mo. Term SOFR + 0.76%), 11/25/2035(h)	32,290	11,688
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(m)	223,886	201,149
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(m)	57,958	52,225
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value

GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	$225,000	$206,379
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(m)	124,024	111,477
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.99%, 07/25/2035(m)	1,385	1,336
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	111,448
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(m)	9,657	9,656
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(m)	171,634	146,377
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(d)(m)	150,868	151,732
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	270,000	254,691
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	102,191
Series 2015-C27, Class XA, IO, 0.57%, 02/15/2048(n)	253,375	72
Life Mortgage Trust, Series 2021- BMR, Class C, 4.89% (1 mo. Term SOFR + 1.21%), 03/15/2038(d)(h)	11,214	11,114
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 4.96% (3 mo. Term SOFR + 1.29%), 10/15/2032(d)(h)	219,072	219,075
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.24%, 04/21/2034(m)	4,904	4,898
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(m)	94,517	84,871
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(m)	95,275	84,989
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(m)	100,752	91,541
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 4.49% (1 mo. Term SOFR + 0.81%), 07/15/2038(d)(h)	105,000	104,963
Series 2021-STOR, Class B, 4.69% (1 mo. Term SOFR + 1.01%), 07/15/2038(d)(h)	105,000	104,969
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(n)	599,544	6,722
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(m)	91,734	82,751
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.85%, 03/27/2062(d)(m)	113,713	107,497
Principal Amount		Value

OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(m)	$145,872	$126,064
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(m)	117,908	106,970
Series 2022-NQM2, Class A1B, 4.38%, 01/25/2062(d)	110,000	102,229
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(m)	108,705	97,779
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)	159,153	160,570
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	94,359	89,363
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	195,982	195,161
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,532	2,031
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(m)	639	638
RUN Trust, Series 2022-NQM1, Class A1, 5.00%, 03/25/2067(d)	102,404	100,310
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(d)(m)	214,381	204,022
Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(m)	94,482	87,732
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	95,500	88,830
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	95,500	81,829
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(m)	47,001	44,350
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(m)	4,115	3,968
Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(m)	163,926	145,134
Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(m)	120,781	108,866
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	115,267	108,869
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	216,450	206,249
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.09%, 11/15/2050(n)	819,777	9,034
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(d)(m)	25,920	23,638
Series 2021-7, Class A1, 2.83%, 10/25/2066(d)	136,189	125,035
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(m)	16,957	16,436
Series 2022-1, Class A1, 3.72%, 01/25/2067(d)	94,417	89,336
Series 2022-3, Class A1, 5.13%, 02/25/2067(d)	128,227	122,702
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	$13,970	$13,590
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.66%, 10/25/2033(m)	13,894	13,484
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(m)	19,144	18,189
Series 2005-AR16, Class 1A1, 4.43%, 12/25/2035(m)	16,812	15,571
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.82%, 12/15/2050(n)	856,174	9,960
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	421,000	424,532
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	13,614	13,382
Total Asset-Backed Securities (Cost $11,337,454)		10,467,149
Shares
Preferred Stocks–0.37%
Diversified Financial Services–0.02%
Apollo Global Management, Inc., 7.63%, Pfd.(e)	11,550	293,717
Oil & Gas Storage & Transportation–0.35%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,846,574
Total Preferred Stocks (Cost $3,179,070)		5,140,291
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.14%
Collateralized Mortgage Obligations–0.02%
Fannie Mae Interest STRIPS,
IO, 6.50%, 02/25/2032 to 02/25/2033(n)(o)	$44,770	4,979
7.00%, 04/25/2032(o)	1,565	207
6.00%, 06/25/2033 to 09/25/2035(n)(o)	39,895	5,374
5.50%, 09/25/2033 to 06/25/2035(o)	81,262	10,051
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(o)	$6,586	$74
3.32% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(h)(o)	7,929	387
4.12% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(h)(o)	16,015	1,259
4.17% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(h)(o)	3,737	307
4.32% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(h)(o)	4,346	413
4.22% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(h)(o)	52,210	5,158
4.31% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(h)(o)	3,073	153
4.47% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(h)(o)	24,929	3,382
3.77% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(h)(o)	3,369	372
2.27% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(h)(o)	14,390	900
2.97% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(h)(o)	1,375	65
2.82% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(h)(o)	81,294	3,490
2.92% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(h)(o)	31,999	2,571
3.50%, 08/25/2035(o)	117,087	11,255
2.32% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(h)(o)	11,545	1,021
2.76% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(h)(o)	21,449	1,548
4.00%, 04/25/2041 to 08/25/2047(o)	50,413	6,464
2.77% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(h)(o)	20,511	1,461
2.37% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(h)(o)	91,132	9,547
5.50%, 07/25/2046(o)	32,112	4,041
2.12% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(h)(o)	248,797	24,347
6.00%, 11/25/2028	3,578	3,630
5.50%, 04/25/2035	45,548	46,794
4.03% (30 Day Average SOFR + 0.36%), 08/25/2035(h)	3,990	3,959
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
10.72% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(h)	$14,049	$16,397
10.35% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(h)	1,274	1,498
10.35% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(h)	6,188	6,852
4.72% (30 Day Average SOFR + 1.05%), 06/25/2037(h)	7,440	7,524
4.00%, 03/25/2041	4,858	4,633
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K735, Class X1, IO, 0.96%, 05/25/2026(n)	1,226,264	707
Series K093, Class X1, IO, 0.94%, 05/25/2029(n)	1,503,743	36,645
Freddie Mac REMICs,
IO, 3.86% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(h)(o)	3,049	110
3.00%, 06/15/2027 to 12/15/2027(o)	23,406	282
2.50%, 05/15/2028(o)	8,071	143
2.91% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(h)(o)	68,230	4,015
2.96% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(h)(o)	3,515	202
2.93% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(h)(o)	16,836	945
3.21% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(h)(o)	4,289	411
2.21% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(h)(o)	2,973	239
2.28% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(h)(o)	15,068	1,149
2.46% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(h)(o)	6,667	563
2.31% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(h)(o)	34,794	3,277
6.50%, 03/15/2032 to 06/15/2032	21,185	21,981
3.50%, 05/15/2032	4,269	4,195
10.87% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(h)	2,591	3,020
4.19% (30 Day Average SOFR + 0.51%), 09/15/2035(h)	13,127	13,041
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(o)	$1,565	$33
3.00%, 12/15/2027(o)	7,797	116
3.15%, 12/15/2027(n)	2,469	43
6.50%, 02/01/2028(o)	668	26
6.00%, 12/15/2032(o)	5,990	677
PO, 0.00%, 06/01/2026(i)	23	23
		281,956
Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
6.50%, 07/01/2028 to 04/01/2034	3,056	3,164
6.75%, 03/15/2031	682,000	766,490
7.00%, 10/01/2031 to 10/01/2037	11,675	12,281
5.00%, 12/01/2034	167	167
5.50%, 02/01/2037 to 06/01/2053	355,532	361,435
		1,143,537
Federal National Mortgage Association (FNMA)–0.03%
7.50%, 01/01/2033	6,183	6,334
6.00%, 03/01/2037	22,842	23,973
4.00%, 05/01/2052	445,001	424,311
		454,618
Government National Mortgage Association (GNMA)–0.00%
IO, 2.76% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(h)(o)	56,956	2,806
2.86% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(h)(o)	22,303	1,346
4.50%, 09/16/2047(o)	96,842	17,268
2.41% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(h)(o)	88,481	10,403
		31,823
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,519,609)		1,911,934

Agency Credit Risk Transfer Notes–0.01%
Freddie Mac,
Series 2022-DNA6, Class M1, STACR®, 5.81% (30 Day Average SOFR + 2.15%), 09/25/2042(d)(h)	13,663	13,692
Series 2023-DNA1, Class M1, STACR®, 5.76% (30 Day Average SOFR + 2.10%), 03/25/2043(d)(h)	32,335	32,652
Total Agency Credit Risk Transfer Notes (Cost $45,998)		46,344
Shares
Money Market Funds–5.33%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(p)(q)	25,699,759	25,699,759
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.56%(p)(q)	47,728,710	$47,728,710
Total Money Market Funds (Cost $73,428,469)		73,428,469
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $1,071,978,516)		1,373,288,014
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.21%
Invesco Private Government Fund, 3.63%(p)(q)(r)	4,650,966	4,650,966
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(p)(q)(r)	12,021,867	$12,023,069
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,674,035)		16,674,035
TOTAL INVESTMENTS IN SECURITIES–100.92% (Cost $1,088,652,551)		1,389,962,049
OTHER ASSETS LESS LIABILITIES—(0.92)%		(12,629,905)
NET ASSETS–100.00%		$1,377,332,144
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2026 was $102,560,744, which represented 7.45% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2026.
(i)	Zero coupon bond issued at a discount.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2026.

(n)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
March 31, 2026.

(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,104,851	$24,080,923	$(17,486,015)	$-	$-	$25,699,759	$213,245
Invesco Treasury Portfolio, Institutional Class	35,481,024	44,721,715	(32,474,029)	-	-	47,728,710	392,928
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,564,157	$49,306,105	$(52,219,296)	$-	$-	$4,650,966	$54,630*
Invesco Private Prime Fund	19,537,501	118,806,574	(126,316,670)	-	(4,336)	12,023,069	148,830*
Total	$81,687,533	$236,915,317	$(228,496,010)	$-	$(4,336)	$90,102,504	$809,633

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	7	June-2026	$(757,258)	$11,528	$11,528
U.S. Treasury Ultra Bonds	4	June-2026	(466,250)	15,399	15,399
Total Futures Contracts				$26,927	$26,927

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/30/2026	Bank of New York Mellon (The)	CAD	9,039,285	USD	6,594,495	$88,261
04/30/2026	Bank of New York Mellon (The)	EUR	6,862,117	USD	7,983,867	41,724
04/30/2026	Bank of New York Mellon (The)	GBP	11,096,627	USD	14,907,876	220,897
04/30/2026	State Street Bank & Trust Co.	CAD	213,704	USD	154,888	1,070
Subtotal—Appreciation						351,952
Currency Risk
04/30/2026	Bank of New York Mellon (The)	CAD	250,692	USD	180,230	(211)
04/30/2026	Bank of New York Mellon (The)	EUR	95,710	USD	110,348	(425)
04/30/2026	Bank of New York Mellon (The)	GBP	178,446	USD	236,086	(97)
04/30/2026	Bank of New York Mellon (The)	USD	134,586	EUR	115,905	(439)
04/30/2026	Bank of New York Mellon (The)	USD	465,338	GBP	347,554	(5,332)
04/30/2026	State Street Bank & Trust Co.	EUR	283,616	USD	327,289	(965)
04/30/2026	State Street Bank & Trust Co.	USD	5,540,477	GBP	4,145,655	(53,482)
Subtotal—Depreciation						(60,951)
Total Forward Foreign Currency Contracts						$291,001

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$843,693,982	$23,091,656	$—	$866,785,638
U.S. Dollar Denominated Bonds & Notes	—	312,759,654	468,280	313,227,934
U.S. Treasury Securities	—	102,280,255	—	102,280,255
Asset-Backed Securities	—	10,467,149	—	10,467,149
Preferred Stocks	5,140,291	—	—	5,140,291
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,911,934	—	1,911,934
Agency Credit Risk Transfer Notes	—	46,344	—	46,344
Money Market Funds	73,428,469	16,674,035	—	90,102,504
Total Investments in Securities	922,262,742	467,231,027	468,280	1,389,962,049
Other Investments - Assets*
Futures Contracts	26,927	—	—	26,927
Forward Foreign Currency Contracts	—	351,952	—	351,952
	26,927	351,952	—	378,879
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(60,951)	—	(60,951)
Total Other Investments	26,927	291,001	—	317,928
Total Investments	$922,289,669	$467,522,028	$468,280	$1,390,279,977

*	Unrealized appreciation (depreciation).
Invesco V.I. Equity and Income Fund